Note 4 - Commitments	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Notes to Financial Statements
Commitments Disclosure [Text Block]
4.	Commitments

Operating Leases. During 2025, we leased combined office and laboratory space in the metropolitan Atlanta, Georgia area under an operating lease agreement which expired on December 31, 2025. In August and September 2025, we entered into new agreements for the lease of separate office and laboratory spaces. Each of these agreements provided access to the respective spaces beginning November 1, 2025 for three-year original terms, with periodic base rent adjustments throughout the terms. During April 2026, the landlord for the facility where our laboratory operations are conducted informed us that the facility is now planned for closure effective September 30, 2026; therefore, our lease will end as of that date. As of June 30, 2026, the remaining terms of our office and laboratory leases are 2.3 years and 0.3 years, respectively.

Operating lease right-of-use assets and liabilities on the consolidated balance sheet represent the present value of the remaining lease payments over the remaining lease terms. Payments for additional fees to cover the Company's share of certain facility expenses are not included in operating lease right-of-use assets and liabilities. We use our incremental borrowing rate to calculate the present value of its lease payments, as the implicit rates in the leases are not readily determinable. As a result of the modification to our laboratory lease discussed above, we remeasured the lease liability and made a corresponding adjustment to reduce the carrying amount of the right-of-use asset; the adjusted balances are reflected in our consolidated balance sheet as of June 30, 2026.

Total operating lease expense for the three-month and six-month periods ended June 30, 2026 was $78,045 and $154,418, respectively, as compared to $48,177 and $96,355, respectively, for the same periods of 2025. The following table summarizes the Company’s remaining undiscounted cash payment obligations for its operating lease liabilities as of June 30, 2026:

Remainder of 2026	$108,444
2027	123,912
2028	105,811
Total remaining lease payments	338,167
Less: imputed interest	(15,026)
Total operating lease liability as of June 30, 2026	323,141
Less: current portion	(153,573)
Total operating lease liability, net of current portion	$169,568

License Agreements. We have entered into license agreements for various technologies and patent rights associated with our product development activities. These agreements may contain provisions for upfront payments, milestone fees due upon the achievement of selected development and regulatory events, minimum annual royalties or other fees, and royalties based on future net sales. Due to the uncertainty of the achievement and timing of the contingent events requiring payment under these agreements, the amounts to be paid by us in the future are not determinable.

Other Commitments. In the normal course of business, we enter into various contracts and purchase commitments including those with contract research organizations (“CROs”) for clinical trial services, contract manufacturing organizations (“CMOs”) for production of materials for use in our clinical trials, and other independent contractors or academic institutions for preclinical research activities and other services and products. Most contracts are generally cancellable, with notice, at the Company’s option. Payments due upon cancellation may consist of payments for services provided or expenses incurred to date, or cancellation penalties depending on the time of cancellation.

4.         Commitments

Operating Leases. During 2025, we leased combined office and laboratory space in the metropolitan Atlanta, Georgia area under an operating lease agreement which expired on December 31, 2025. In August and September 2025, we entered into new agreements for the lease of laboratory space and office space. Each of these agreements provided access to the respective spaces beginning November 1, 2025 for three-year terms, with periodic base rent adjustments throughout the terms. Total operating lease expense for the years ended December 31, 2025 and 2024 was $228,341 and $187,527, respectively.

Operating lease right-of-use assets and liabilities on the consolidated balance sheet represent the present value of the remaining lease payments over the remaining lease terms. Payments for additional fees to cover the Company's share of certain facility expenses are not included in operating lease right-of-use assets and liabilities. The Company uses its incremental borrowing rate to calculate the present value of its lease payments, as the implicit rates in the leases are not readily determinable. As of December 31, 2025, the weighted-average discount rate for our operating leases was 7.0% and the weighted-average remaining term of these leases was 2.8 years.

The following table summarizes the Company’s undiscounted cash payment obligations for its operating lease liabilities as of December 31, 2025:

Year Ending December 31,	Amount
2026	$313,884
2027	327,192
2028	282,211
Total remaining lease payments	923,287
Less: imputed interest	(80,117)
Total operating lease liability	843,170
Less: current portion	(263,135)
Total operating lease liability, net of current portion	$580,035

License Agreements. We have entered into license agreements for various technologies and patent rights associated with our product development activities. These agreements may contain provisions for upfront payments, milestone fees due upon the achievement of selected development and regulatory events, minimum annual royalties or other fees, and royalties based on future net sales. Due to the uncertainty of the achievement and timing of the contingent events requiring payment under these agreements, the amounts to be paid by us in the future are not determinable.

Other Commitments. In the normal course of business, we enter into various contracts and purchase commitments including those with contract research organizations (“CROs”) and contract manufacturing organizations (“CMOs”) for clinical trials services and production of materials for use in our clinical trials. Most contracts are generally cancellable, with notice, at the Company’s option. Payments due upon cancellation may consist of payments for services provided or expenses incurred to date, or cancellation penalties depending on the time of cancellation.